Basis of Presentation and Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 02, 2012 item	Nov. 27, 2011	Nov. 28, 2010
Net sales | Customers | Top five customers
Concentrations of Credit and Other Risk
Number of customers considered for disclosure of risk	5
Concentration risk (as a percent)	36.10%	39.20%	36.90%
Net sales | Customers | One customer
Concentrations of Credit and Other Risk
Number of customers	1
Net sales | Customers | One customer | Minimum
Concentrations of Credit and Other Risk
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Collective bargaining agreements | Union employees
Concentrations of Credit and Other Risk
Concentration risk (as a percent)	68.00%
length of current collective bargaining agreements	3 years
Collective bargaining agreements expiring in fiscal 2013 | Union employees
Concentrations of Credit and Other Risk
Concentration risk (as a percent)	49.00%